Cover	Apr. 10, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Apr. 10, 2023
Entity File Number	033-17773-NY
Entity Registrant Name	ROCKETFUEL BLOCKCHAIN, INC.
Entity Central Index Key	0000823546
Entity Tax Identification Number	90-1188745
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3651 Lindell Road
Entity Address, Address Line Two	Suite D565
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89103
City Area Code	424
Local Phone Number	256-8560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false